Stock-Based Compensation (Details) - Schedule of Summarizes Information About Share Options Outstanding $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Range of exercise prices one [Member]
Schedule of Summarizes Information About Share Options Outstanding [Line Items]
Lower Range Limit	$ 0.15
Upper Range Limit	$ 0.86
Number outstanding (in Shares) | shares	10,880,051
Weighted average remaining contractual term	4 years 9 months 18 days
Weighted average exercise price	$ 0.79
Aggregate intrinsic value (in Dollars) | $	$ 18,097
Number of Options, exercisable (in Shares) | shares	10,067,076
Weighted average remaining contractual term	4 years 7 months 28 days
Weighted- Average Exercise price, exercisable	$ 0.78
Aggregate intrinsic value (in Dollars) | $	$ 16,780
Range of exercise prices two [Member]
Schedule of Summarizes Information About Share Options Outstanding [Line Items]
Upper Range Limit	$ 1.87
Number outstanding (in Shares) | shares	3,313
Weighted average remaining contractual term	7 years 10 days
Weighted average exercise price	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 2
Number of Options, exercisable (in Shares) | shares	2,277
Weighted average remaining contractual term	7 years 10 days
Weighted- Average Exercise price, exercisable	$ 1.87
Aggregate intrinsic value (in Dollars) | $	$ 1
Range of exercise prices three [Member]
Schedule of Summarizes Information About Share Options Outstanding [Line Items]
Upper Range Limit	$ 2.1
Number outstanding (in Shares) | shares	16,563
Weighted average remaining contractual term	1 year
Weighted average exercise price	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 6
Number of Options, exercisable (in Shares) | shares	16,563
Weighted average remaining contractual term	1 year
Weighted- Average Exercise price, exercisable	$ 2.1
Aggregate intrinsic value (in Dollars) | $	$ 6
Range of Exercise Prices Four [Member]
Schedule of Summarizes Information About Share Options Outstanding [Line Items]
Upper Range Limit	$ 2.4
Number outstanding (in Shares) | shares	1,474
Weighted average remaining contractual term	6 years 6 months
Weighted average exercise price	$ 2.4
Number of Options, exercisable (in Shares) | shares	246
Weighted average remaining contractual term	6 years 6 months
Weighted- Average Exercise price, exercisable	$ 2.4
Range of Exercise Prices Five [Member]
Schedule of Summarizes Information About Share Options Outstanding [Line Items]
Upper Range Limit	$ 4.99
Number outstanding (in Shares) | shares	196,625
Weighted average remaining contractual term	6 years 14 days
Weighted average exercise price	$ 4.99
Number of Options, exercisable (in Shares) | shares	64,038
Weighted average remaining contractual term	6 years 14 days
Weighted- Average Exercise price, exercisable	$ 4.99
Range of Exercise Prices Six [Member]
Schedule of Summarizes Information About Share Options Outstanding [Line Items]
Upper Range Limit	$ 5.36
Number outstanding (in Shares) | shares	140,000
Weighted average remaining contractual term	5 years 6 months
Weighted average exercise price	$ 5.36
Number of Options, exercisable (in Shares) | shares	52,500
Weighted average remaining contractual term	5 years 6 months
Weighted- Average Exercise price, exercisable	$ 5.36
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Sevan [Member]
Schedule of Summarizes Information About Share Options Outstanding [Line Items]
Upper Range Limit	$ 7.58
Number outstanding (in Shares) | shares	85,380
Weighted average remaining contractual term	5 years 14 days
Weighted average exercise price	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Number of Options, exercisable (in Shares) | shares	85,380
Weighted average remaining contractual term	5 years 14 days
Weighted- Average Exercise price, exercisable	$ 7.58
Aggregate intrinsic value (in Dollars) | $
Range of Exercise Prices Eight [Member]
Schedule of Summarizes Information About Share Options Outstanding [Line Items]
Upper Range Limit	$ 9.07
Number outstanding (in Shares) | shares	3,537
Weighted average remaining contractual term	4 years 11 months 15 days
Weighted average exercise price	$ 9.07
Aggregate intrinsic value (in Dollars) | $
Number of Options, exercisable (in Shares) | shares	2,653
Weighted average remaining contractual term	4 years 11 months 15 days
Weighted- Average Exercise price, exercisable	$ 9.07
Aggregate intrinsic value (in Dollars) | $